Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.50%
Communication Services : 4.34%
Entertainment : 2.96%
Take-Two Interactive Software Incorporated †	19,800	$1,868,526
World Wrestling Entertainment Incorporated Class A	30,100	2,612,079

		4,480,605
Interactive Media & Services : 1.38%
Match Group Incorporated «	36,900	2,088,909

Consumer Discretionary : 15.05%
Diversified Consumer Services : 3.10%
Adtalem Global Education Incorporated †	40,800	1,889,856
Bright Horizons Family Solutions Incorporated †	22,000	2,796,420
		4,686,276

Hotels, Restaurants & Leisure : 6.52%
Chipotle Mexican Grill Incorporated †	3,500	2,486,085
Domino’s Pizza Incorporated	8,300	2,142,230
Eldorado Resorts Incorporated †	53,900	2,516,591
Vail Resorts Incorporated	12,500	2,716,250
		9,861,156

Household Durables : 0.96%
Skyline Champion Corporation	76,600	1,455,400

Internet & Direct Marketing Retail : 2.85%
MercadoLibre Incorporated †	5,254	2,667,613
Wayfair Incorporated Class A †	11,005	1,633,692
		4,301,305

Specialty Retail : 1.62%
Burlington Stores Incorporated †	15,616	2,446,715

Consumer Staples : 1.00%
Food Products : 1.00%
Lamb Weston Holdings Incorporated	20,100	1,506,294

Financials : 1.93%
Capital Markets : 0.93%
MarketAxess Holdings Incorporated	5,700	1,402,656

Consumer Finance : 1.00%
SLM Corporation	152,900	1,515,239

Health Care : 21.81%
Biotechnology : 6.58%
AnaptysBio Incorporated †	9,427	688,642
Array BioPharma Incorporated †	57,507	1,402,021
CRISPR Therapeutics AG †«	17,027	608,204
Exact Sciences Corporation †	32,000	2,771,840
Immunomedics Incorporated †«	42,900	824,109
Invitae Corporation †	38,379	898,836
Mirati Therapeutics Incorporated †	11,800	864,940
Precision BioSciences Incorporated †	20,631	370,326
Sarepta Therapeutics Incorporated †	8,303	989,635

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Biotechnology (continued)
Zai Lab Limited ADR †	17,900	$528,229
		9,946,782

Health Care Equipment & Supplies : 7.09%
Avanos Medical Incorporated †	32,900	1,404,172
DexCom Incorporated †	7,600	905,160
Haemonetics Corporation †	19,100	1,670,868
ICU Medical Incorporated †	8,900	2,130,037
Insulet Corporation †	18,799	1,787,597
iRhythm Technologies Incorporated †	22,303	1,671,833
Penumbra Incorporated †«	7,800	1,146,678
		10,716,345

Health Care Providers & Services : 2.12%
HealthEquity Incorporated †	21,900	1,620,162
WellCare Health Plans Incorporated †	5,900	1,591,525
		3,211,687

Health Care Technology : 2.09%
Veeva Systems Incorporated Class A †	24,900	3,158,814

Life Sciences Tools & Services : 1.38%
Bio-Rad Laboratories Incorporated Class A †	6,800	2,078,624

Pharmaceuticals : 2.55%
Elanco Animal Health Incorporated †	74,809	2,399,125
GW Pharmaceuticals plc ADR †«	5,700	960,849
Wave Life Sciences Limited †«	12,700	493,395
		3,853,369

Industrials : 18.01%
Aerospace & Defense : 2.85%
Mercury Computer Systems Incorporated †	31,600	2,024,928
Teledyne Technologies Incorporated †	9,600	2,275,296
		4,300,224

Building Products : 1.33%
A.O. Smith Corporation	37,800	2,015,496

Commercial Services & Supplies : 7.03%
Casella Waste Systems Incorporated Class A †	56,344	2,003,593
Cintas Corporation	11,300	2,283,843
The Brink’s Company	24,900	1,877,709
Waste Connections Incorporated	50,343	4,459,886
		10,625,031

Construction & Engineering : 0.96%
WillScot Corporation †	130,417	1,446,325

Machinery : 2.72%
The Middleby Corporation †	16,600	2,158,498
Woodward Governor Company	20,600	1,954,734
		4,113,232

Road & Rail : 1.13%
Saia Incorporated †	27,900	1,704,690

2

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors : 1.99%
SiteOne Landscape Supply Incorporated †		21,450	$1,225,868
Univar Incorporated †		80,680	1,787,869
			3,013,737

Information Technology : 33.79%
Communications Equipment : 1.61%
Motorola Solutions Incorporated		17,300	2,429,266

Electronic Equipment, Instruments & Components : 5.27%
Littelfuse Incorporated		9,257	1,689,217
Novanta Incorporated †		18,600	1,575,978
Rogers Corporation †		11,780	1,871,606
Zebra Technologies Corporation Class A †		13,500	2,828,655
			7,965,456

IT Services : 18.12%
Black Knight Incorporated †		56,900	3,101,050
Booz Allen Hamilton Holding Corporation		50,400	2,930,256
EPAM Systems Incorporated †		16,719	2,827,684
Euronet Worldwide Incorporated †		17,393	2,480,068
Gartner Incorporated †		10,900	1,653,312
InterXion Holding NV †		8,300	553,859
PagSeguro Digital Limited Class A †«		63,300	1,889,505
Shopify Incorporated Class A †		15,300	3,161,286
Total System Services Incorporated		22,800	2,166,228
Twilio Incorporated Class A †		15,500	2,002,290
WEX Incorporated †		17,100	3,283,029
WNS Holdings Limited ADR †		25,300	1,347,731
			27,396,298

Semiconductors & Semiconductor Equipment : 1.10%
Advanced Micro Devices Incorporated †		65,100	1,661,352

Software : 6.83%
2U Incorporated †		23,700	1,679,145
DocuSign Incorporated †		32,600	1,689,984
Envestnet Incorporated †		26,400	1,726,296
Globant SA †		25,100	1,792,140
Pluralsight Incorporated Class A †		50,382	1,599,125
Zendesk Incorporated †		21,700	1,844,500
			10,331,190

Technology Hardware, Storage & Peripherals : 0.86%
NCR Corporation †		47,600	1,299,004

Materials : 1.57%
Chemicals : 1.57%
Ingevity Corporation †		22,500	2,376,225

Total Common Stocks (Cost $117,099,074)			147,387,702

Yield
Short-Term Investments : 8.30%
Investment Companies : 8.30%
Securities Lending Cash Investments LLC (l)(r)(u)	2.55%	7,460,350	7,461,096

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Discovery Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.38%	5,084,411	$5,084,411

Total Short-Term Investments (Cost $12,545,247)				12,545,507

Total investments in securities (Cost $129,644,321)	105.80%			159,933,209
Other assets and liabilities, net	(5.80)			(8,768,182)

Total net assets	100.00%			$151,165,027

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	13,299,929	23,239,935	29,079,514	7,460,350	$7,461,096
Wells Fargo Government Money Market Fund Select Class	4,704,923	13,106,474	12,726,986	5,084,411	5,084,411

					$12,545,507	8.30%

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$6,569,514	$0	$0	$6,569,514
Consumer discretionary	22,750,852	0	0	22,750,852
Consumer staples	1,506,294	0	0	1,506,294
Financials	2,917,895	0	0	2,917,895
Health care	32,965,621	0	0	32,965,621
Industrials	27,218,735	0	0	27,218,735
Information technology	51,082,566	0	0	51,082,566
Materials	2,376,225	0	0	2,376,225
Short-term investments
Investment companies	5,084,411	7,461,096	0	12,545,507

Total assets	$152,472,113	$7,461,096	$0	$159,933,209

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 59.94%
Communication Services : 6.05%
Diversified Telecommunication Services : 1.23%
AT&T Incorporated	13,656	$428,252
CenturyLink Incorporated	1,785	21,402
Verizon Communications Incorporated	7,734	457,311
		906,965

Entertainment : 1.10%
Activision Blizzard Incorporated	1,415	64,425
Electronic Arts Incorporated †	557	56,608
Netflix Incorporated †	810	288,814
Take-Two Interactive Software Incorporated †	209	19,723
The Walt Disney Company	3,271	363,179
Viacom Incorporated Class B	661	18,554
		811,303

Interactive Media & Services : 2.89%
Alphabet Incorporated Class A †	556	654,351
Alphabet Incorporated Class C †	572	671,133
Facebook Incorporated Class A †	4,446	741,104
TripAdvisor Incorporated †	191	9,827
Twitter Incorporated †	1,348	44,322
		2,120,737

Media : 0.83%
CBS Corporation Class B	649	30,847
Charter Communications Incorporated Class A †	323	112,052
Comcast Corporation Class A	8,446	337,671
Discovery Communications Incorporated Class A †	291	7,863
Discovery Communications Incorporated Class C †	670	17,031
DISH Network Corporation Class A †	430	13,627
Fox Corporation †	655	24,045
Fox Corporation †	301	10,800
Interpublic Group of Companies Incorporated	717	15,064
News Corporation Class A	716	8,907
News Corporation Class B	230	2,873
Omnicom Group Incorporated	416	30,364
		611,144

Consumer Discretionary : 6.07%
Auto Components : 0.07%
Aptiv plc	486	38,632
BorgWarner Incorporated	388	14,903
		53,535

Automobiles : 0.23%
Ford Motor Company	7,366	64,673
General Motors Company	2,453	91,006
Harley-Davidson Incorporated	298	10,627
		166,306

Distributors : 0.06%
Genuine Parts Company	272	30,472
LKQ Corporation †	588	16,687
		47,159

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Diversified Consumer Services : 0.01%
H&R Block Incorporated	385	$9,217

Hotels, Restaurants & Leisure : 1.11%
Carnival Corporation	739	37,482
Chipotle Mexican Grill Incorporated †	45	31,964
Darden Restaurants Incorporated	230	27,938
Hilton Worldwide Holdings Incorporated	547	45,461
Marriott International Incorporated Class A	526	65,797
McDonald’s Corporation	1,428	271,177
MGM Resorts International	951	24,403
Norwegian Cruise Line Holdings Limited †	406	22,314
Royal Caribbean Cruises Limited	319	36,564
Starbucks Corporation	2,326	172,915
Wynn Resorts Limited	181	21,597
Yum! Brands Incorporated	572	57,091
		814,703

Household Durables : 0.19%
D.R. Horton Incorporated	638	26,400
Garmin Limited	226	19,515
Leggett & Platt Incorporated	245	10,344
Lennar Corporation Class A	538	26,410
Mohawk Industries Incorporated †	114	14,381
Newell Rubbermaid Incorporated	727	11,152
Pulte Group Incorporated	478	13,365
Whirlpool Corporation	119	15,814
		137,381

Internet & Direct Marketing Retail : 2.17%
Amazon.com Incorporated †	767	1,365,835
Booking Holdings Incorporated †	83	144,828
eBay Incorporated	1,605	59,610
Expedia Group Incorporated	217	25,823
		1,596,096

Leisure Products : 0.04%
Hasbro Incorporated	216	18,364
Mattel Incorporated †	646	8,398
		26,762

Multiline Retail : 0.31%
Dollar General Corporation	489	58,338
Dollar Tree Incorporated †	442	46,428
Kohl’s Corporation	307	21,112
Macy’s Incorporated	572	13,745
Nordstrom Incorporated	198	8,787
Target Corporation	976	78,334
		226,744

Specialty Retail : 1.42%
Advance Auto Parts Incorporated	134	22,851
AutoZone Incorporated †	46	47,110
Best Buy Company Incorporated	434	30,840
CarMax Incorporated †	317	22,127
Foot Locker Incorporated	210	12,726
L Brands Incorporated	427	11,777
Lowe’s Companies Incorporated	1,491	163,220
O’Reilly Automotive Incorporated †	146	56,692
Ross Stores Incorporated	694	64,611
The Gap Incorporated	399	10,446
The Home Depot Incorporated	2,100	402,969
The TJX Companies Incorporated	2,307	122,755

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Tiffany & Company	202	$21,321
Tractor Supply Company	226	22,094
ULTA Beauty Incorporated †	105	36,617
		1,048,156

Textiles, Apparel & Luxury Goods : 0.46%
Capri Holdings Limited †	284	12,993
HanesBrands Incorporated	675	12,069
Nike Incorporated Class B	2,347	197,641
PVH Corporation	141	17,195
Ralph Lauren Corporation	98	12,709
Tapestry Incorporated	541	17,577
Under Armour Incorporated Class A †	349	7,378
Under Armour Incorporated Class C †	358	6,755
VF Corporation	606	52,667
		336,984

Consumer Staples : 4.40%
Beverages : 1.08%
Brown-Forman Corporation Class B	310	16,362
Constellation Brands Incorporated Class A	312	54,703
Molson Coors Brewing Company Class B	351	20,937
Monster Beverage Corporation †	735	40,116
PepsiCo Incorporated	2,626	321,816
The Coca-Cola Company	7,193	337,064
		790,998

Food & Staples Retailing : 0.88%
Costco Wholesale Corporation	823	199,281
Sysco Corporation	883	58,949
The Kroger Company	1,495	36,777
Wal-Mart Stores Incorporated	2,655	258,942
Walgreens Boots Alliance Incorporated	1,493	94,462
		648,411

Food Products : 0.70%
Archer Daniels Midland Company	1,048	45,200
Campbell Soup Company	358	13,651
ConAgra Foods Incorporated	902	25,021
General Mills Incorporated	1,116	57,753
Hormel Foods Corporation	507	22,693
Kellogg Company	469	26,911
Lamb Weston Holdings Incorporated	274	20,534
McCormick & Company Incorporated	228	34,344
Mondelez International Incorporated Class A	2,695	134,534
The Hershey Company	259	29,741
The J.M. Smucker Company	211	24,582
The Kraft Heinz Company	1,163	37,972
Tyson Foods Incorporated Class A	552	38,325
		511,261

Household Products : 1.02%
Church & Dwight Company Incorporated	457	32,552
Colgate-Palmolive Company	1,607	110,144
Kimberly-Clark Corporation	643	79,668
The Clorox Company	239	38,350
The Procter & Gamble Company	4,671	486,018
		746,732

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Personal Products : 0.10%
Coty Incorporated Class A	842	$9,683
The Estee Lauder Companies Incorporated Class A	407	67,379
		77,062

Tobacco : 0.62%
Altria Group Incorporated	3,502	201,120
Philip Morris International Incorporated	2,898	256,154
		457,274

Energy : 3.25%
Energy Equipment & Services : 0.32%
Baker Hughes Incorporated	959	26,583
Halliburton Company	1,623	47,554
Helmerich & Payne Incorporated	203	11,279
National Oilwell Varco Incorporated	715	19,048
Schlumberger Limited	2,580	112,411
TechnipFMC plc	795	18,698
		235,573

Oil, Gas & Consumable Fuels : 2.93%
Anadarko Petroleum Corporation	930	42,296
Apache Corporation	702	24,331
Cabot Oil & Gas Corporation	789	20,593
Chevron Corporation	3,550	437,289
Cimarex Energy Company	189	13,211
Concho Resources Incorporated	373	41,388
ConocoPhillips	2,110	140,821
Devon Energy Corporation	818	25,816
Diamondback Energy Incorporated	287	29,139
EOG Resources Incorporated	1,080	102,794
Exxon Mobil Corporation	7,922	640,098
Hess Corporation	475	28,609
HollyFrontier Corporation	293	14,436
Kinder Morgan Incorporated	3,628	72,596
Marathon Oil Corporation	1,526	25,499
Marathon Petroleum Corporation	1,262	75,531
Noble Energy Incorporated	901	22,282
Occidental Petroleum Corporation	1,400	92,680
ONEOK Incorporated	767	53,567
Phillips 66 Company	785	74,708
Pioneer Natural Resources Company	314	47,816
The Williams Companies Incorporated	2,255	64,764
Valero Energy Corporation	783	66,422
		2,156,686

Financials : 7.63%
Banks : 3.23%
Bank of America Corporation	16,837	464,533
BB&T Corporation	1,431	66,584
Citigroup Incorporated	4,411	274,452
Citizens Financial Group Incorporated	864	28,080
Comerica Incorporated	299	21,923
Fifth Third Bancorp	1,448	36,519
First Republic Bank	308	30,942
Huntington Bancshares Incorporated	1,969	24,967
JPMorgan Chase & Company	6,137	621,249
KeyCorp	1,900	29,925
M&T Bank Corporation	259	40,668
People’s United Financial Incorporated	711	11,689
PNC Financial Services Group Incorporated	851	104,384
Regions Financial Corporation	1,919	27,154
SunTrust Banks Incorporated	830	49,178

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Banks (continued)
SVB Financial Group †	98	$21,791
US Bancorp	2,816	135,703
Wells Fargo & Company (l)	7,694	371,774
Zions Bancorporation	349	15,848
		2,377,363

Capital Markets : 1.58%
Affiliated Managers Group Incorporated	97	10,390
Ameriprise Financial Incorporated	253	32,409
Bank of New York Mellon Corporation	1,649	83,159
BlackRock Incorporated	227	97,013
CBOE Holdings Incorporated	210	20,042
CME Group Incorporated	668	109,939
E*TRADE Financial Corporation	460	21,358
Franklin Resources Incorporated	556	18,426
Intercontinental Exchange Incorporated	1,063	80,937
Invesco Limited	746	14,405
Moody’s Corporation	311	56,319
Morgan Stanley	2,434	102,715
MSCI Incorporated	158	31,417
Northern Trust Corporation	409	36,978
Raymond James Financial Incorporated	237	19,057
S&P Global Incorporated	464	97,695
State Street Corporation	711	46,791
T. Rowe Price Group Incorporated	441	44,153
The Charles Schwab Corporation	2,218	94,842
The Goldman Sachs Group Incorporated	641	123,066
The NASDAQ OMX Group Incorporated	216	18,898
		1,160,009

Consumer Finance : 0.40%
American Express Company	1,289	140,888
Capital One Financial Corporation	879	71,806
Discover Financial Services	616	43,835
Synchrony Financial	1,227	39,141
		295,670

Diversified Financial Services : 1.01%
Berkshire Hathaway Incorporated Class B †	3,642	731,641
Jefferies Financial Group Incorporated	492	9,245
		740,886

Insurance : 1.41%
AFLAC Incorporated	1,403	70,150
American International Group Incorporated	1,626	70,016
Aon plc	449	76,644
Arthur J. Gallagher & Company	343	26,788
Assurant Incorporated	115	10,915
Brighthouse Financial Incorporated †	218	7,911
Chubb Limited	856	119,908
Cincinnati Financial Corporation	282	24,224
Everest Reinsurance Group Limited	75	16,197
Lincoln National Corporation	380	22,306
Loews Corporation	512	24,540
Marsh & McLennan Companies Incorporated	945	88,736
MetLife Incorporated	1,790	76,200
Principal Financial Group Incorporated	484	24,292
Prudential Financial Incorporated	766	70,380
The Allstate Corporation	620	58,392
The Hartford Financial Services Group Incorporated	673	33,462
The Progressive Corporation	1,094	78,866
The Travelers Companies Incorporated	491	67,346
Torchmark Corporation	189	15,489

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
UnumProvident Corporation	401	$13,566
Willis Towers Watson plc	241	42,332
		1,038,660

Health Care : 8.73%
Biotechnology : 1.42%
AbbVie Incorporated	2,753	221,864
Alexion Pharmaceuticals Incorporated †	421	56,911
Amgen Incorporated	1,160	220,377
Biogen Incorporated †	371	87,697
Celgene Corporation †	1,311	123,680
Gilead Sciences Incorporated	2,378	154,594
Incyte Corporation †	332	28,555
Regeneron Pharmaceuticals Incorporated †	146	59,951
Vertex Pharmaceuticals Incorporated †	480	88,296
		1,041,925

Health Care Equipment & Supplies : 2.10%
Abbott Laboratories	3,277	261,963
ABIOMED Incorporated †	81	23,133
Align Technology Incorporated †	135	38,385
Baxter International Incorporated	892	72,529
Becton Dickinson & Company	502	125,364
Boston Scientific Corporation †	2,568	98,560
Danaher Corporation	1,172	154,727
Dentsply Sirona Incorporated	415	20,580
Edwards Lifesciences Corporation †	387	74,045
Hologic Incorporated †	499	24,152
IDEXX Laboratories Incorporated †	160	35,776
Intuitive Surgical Incorporated †	213	121,534
Medtronic plc	2,500	227,700
ResMed Incorporated	266	27,656
Stryker Corporation	577	113,969
Teleflex Incorporated	86	25,986
The Cooper Companies Incorporated	91	26,951
Varian Medical Systems Incorporated †	169	23,951
Zimmer Biomet Holdings Incorporated	380	48,526
		1,545,487

Health Care Providers & Services : 1.65%
AmerisourceBergen Corporation	290	23,061
Anthem Incorporated	478	137,176
Cardinal Health Incorporated	555	26,723
Centene Corporation †	768	40,781
Cigna Corporation	707	113,700
CVS Health Corporation	2,414	130,187
DaVita HealthCare Partners Incorporated †	235	12,758
HCA Holdings Incorporated	494	64,408
Henry Schein Incorporated	283	17,011
Humana Incorporated	252	67,032
Laboratory Corporation of America Holdings †	183	27,995
McKesson Corporation	357	41,790
Quest Diagnostics Incorporated	250	22,480
UnitedHealth Group Incorporated	1,787	441,854
Universal Health Services Incorporated Class B	155	20,734
WellCare Health Plans Incorporated †	92	24,817
		1,212,507

Health Care Technology : 0.05%
Cerner Corporation †	604	34,555

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 0.63%
Agilent Technologies Incorporated	594	$47,746
Illumina Incorporated †	274	85,129
IQVIA Holdings Incorporated †	295	42,436
Mettler-Toledo International Incorporated †	46	33,258
PerkinElmer Incorporated	207	19,947
Thermo Fisher Scientific Incorporated	754	206,385
Waters Corporation †	133	33,477
		468,378

Pharmaceuticals : 2.88%
Allergan plc	584	85,503
Bristol-Myers Squibb Company	3,057	145,849
Eli Lilly & Company	1,609	208,784
Johnson & Johnson	4,975	695,455
Merck & Company Incorporated	4,818	400,713
Mylan NV †	961	27,235
Nektar Therapeutics †	324	10,886
Perrigo Company plc	233	11,221
Pfizer Incorporated	10,361	440,032
Zoetis Incorporated	894	89,999
		2,115,677

Industrials : 5.68%
Aerospace & Defense : 1.54%
Arconic Incorporated	806	15,403
General Dynamics Corporation	504	85,317
Harris Corporation	219	34,976
Huntington Ingalls Industries Incorporated	77	15,954
L-3 Technologies Incorporated	148	30,543
Lockheed Martin Corporation	458	137,473
Northrop Grumman Corporation	315	84,924
Raytheon Company	526	95,774
Textron Incorporated	437	22,138
The Boeing Company	980	373,792
TransDigm Group Incorporated †	90	40,859
United Technologies Corporation	1,513	195,011
		1,132,164

Air Freight & Logistics : 0.37%
C.H. Robinson Worldwide Incorporated	257	22,356
Expeditors International of Washington Incorporated	320	24,288
FedEx Corporation	451	81,816
United Parcel Service Incorporated Class B	1,300	145,262
		273,722

Airlines : 0.24%
Alaska Air Group Incorporated	229	12,851
American Airlines Group Incorporated	745	23,661
Delta Air Lines Incorporated	1,152	59,501
Southwest Airlines Company	925	48,017
United Continental Holdings Incorporated †	416	33,188
		177,218

Building Products : 0.17%
A.O. Smith Corporation	263	14,023
Allegion plc	176	15,965
Fortune Brands Home & Security Incorporated	263	12,521
Johnson Controls International plc	1,708	63,094
Masco Corporation	551	21,660
		127,263

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Commercial Services & Supplies : 0.24%
Cintas Corporation	158	$31,933
Copart Incorporated †	376	22,782
Republic Services Incorporated	403	32,393
Rollins Incorporated	275	11,446
Waste Management Incorporated	730	75,854
		174,408

Construction & Engineering : 0.05%
Fluor Corporation	261	9,605
Jacobs Engineering Group Incorporated	219	16,467
Quanta Services Incorporated	264	9,963
		36,035

Electrical Equipment : 0.30%
AMETEK Incorporated	424	35,179
Eaton Corporation plc	792	63,804
Emerson Electric Company	1,148	78,604
Rockwell Automation Incorporated	223	39,128
		216,715

Industrial Conglomerates : 0.91%
3M Company	1,077	223,779
General Electric Company	16,337	163,207
Honeywell International Incorporated	1,363	216,608
Roper Industries Incorporated	193	66,000
		669,594

Machinery : 0.94%
Caterpillar Incorporated	1,073	145,381
Cummins Incorporated	269	42,467
Deere & Company	595	95,105
Dover Corporation	270	25,326
Flowserve Corporation	244	11,014
Fortive Corporation	552	46,307
Illinois Tool Works Incorporated	564	80,951
Ingersoll-Rand plc	452	48,793
Paccar Incorporated	647	44,087
Parker-Hannifin Corporation	241	41,360
Pentair plc	292	12,997
Snap-on Incorporated	103	16,122
Stanley Black & Decker Incorporated	282	38,400
Wabtec Corporation	262	19,315
Xylem Incorporated	335	26,478
		694,103

Professional Services : 0.18%
Equifax Incorporated	225	26,663
IHS Markit Limited †	679	36,924
Nielsen Holdings plc	666	15,764
Robert Half International Incorporated	222	14,466
Verisk Analytics Incorporated	306	40,698
		134,515

Road & Rail : 0.63%
CSX Corporation	1,449	108,414
J.B. Hunt Transport Services Incorporated	163	16,510
Kansas City Southern	188	21,804
Norfolk Southern Corporation	499	93,258
Union Pacific Corporation	1,353	226,222
		466,208

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 0.11%
Fastenal Company	536	$34,470
United Rentals Incorporated †	148	16,909
W.W. Grainger Incorporated	84	25,278
		76,657

Information Technology : 12.69%
Communications Equipment : 0.75%
Arista Networks Incorporated †	97	30,503
Cisco Systems Incorporated	8,221	443,852
F5 Networks Incorporated †	110	17,262
Juniper Networks Incorporated	651	17,232
Motorola Solutions Incorporated	306	42,969
		551,818

Electronic Equipment, Instruments & Components : 0.28%
Amphenol Corporation Class A	557	52,603
Corning Incorporated	1,469	48,624
FLIR Systems Incorporated	252	11,990
IPG Photonics Corporation †	66	10,017
Keysight Technologies Incorporated †	350	30,520
TE Connectivity Limited	635	51,276
		205,030

IT Services : 3.08%
Accenture plc Class A	1,191	209,640
Akamai Technologies Incorporated †	303	21,728
Alliance Data Systems Corporation	85	14,873
Automatic Data Processing Incorporated	816	130,348
Broadridge Financial Solutions Incorporated	216	22,397
Cognizant Technology Solutions Corporation Class A	1,073	77,739
DXC Technology Company	499	32,091
Fidelity National Information Services Incorporated	605	68,426
Fiserv Incorporated †	735	64,886
FleetCor Technologies Incorporated †	160	39,454
Gartner Incorporated †	168	25,482
Global Payments Incorporated	295	40,273
International Business Machines Corporation	1,661	234,367
Jack Henry & Associates Incorporated	144	19,979
MasterCard Incorporated Class A	1,689	397,675
Paychex Incorporated	599	48,040
PayPal Holdings Incorporated †	2,197	228,136
The Western Union Company	818	15,108
Total System Services Incorporated	303	28,788
VeriSign Incorporated †	196	35,586
Visa Incorporated Class A	3,270	510,741
		2,265,757

Semiconductors & Semiconductor Equipment : 2.33%
Advanced Micro Devices Incorporated †	1,613	41,164
Analog Devices Incorporated	691	72,742
Applied Materials Incorporated	1,766	70,040
Broadcom Incorporated	739	222,225
Intel Corporation	8,408	451,510
KLA-Tencor Corporation	308	36,778
Lam Research Corporation	283	50,660
Maxim Integrated Products Incorporated	511	27,170
Microchip Technology Incorporated	441	36,585
Micron Technology Incorporated †	2,071	85,594
NVIDIA Corporation	1,123	201,646
Qorvo Incorporated †	229	16,426
QUALCOMM Incorporated	2,272	129,572
Skyworks Solutions Incorporated	324	26,724
Texas Instruments Incorporated	1,756	186,259
Xilinx Incorporated	473	59,972
		1,715,067

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Software : 3.86%
Adobe Systems Incorporated †	911	$242,772
Ansys Incorporated †	156	28,503
Autodesk Incorporated †	408	63,575
Cadence Design Systems Incorporated †	522	33,152
Citrix Systems Incorporated	233	23,221
Fortinet Incorporated †	270	22,672
Intuit Incorporated	483	126,261
Microsoft Corporation	14,346	1,691,967
Oracle Corporation	4,757	255,498
Red Hat Incorporated †	329	60,108
Salesforce.com Incorporated †	1,427	225,994
Symantec Corporation	1,197	27,519
Synopsys Incorporated †	279	32,127
		2,833,369

Technology Hardware, Storage & Peripherals : 2.39%
Apple Incorporated	8,251	1,567,277
Hewlett Packard Enterprise Company	2,575	39,732
HP Incorporated	2,858	55,531
NetApp Incorporated	461	31,966
Seagate Technology plc	478	22,891
Western Digital Corporation	539	25,904
Xerox Corporation	375	11,993
		1,755,294

Materials : 1.58%
Chemicals : 1.18%
Air Products & Chemicals Incorporated	411	78,485
Albemarle Corporation	196	16,068
Celanese Corporation Series A	238	23,469
CF Industries Holdings Incorporated	418	17,088
DowDuPont Incorporated	4,211	224,488
Eastman Chemical Company	261	19,805
Ecolab Incorporated	473	83,503
FMC Corporation	252	19,359
International Flavors & Fragrances Incorporated	189	24,341
Linde plc	1,031	181,384
LyondellBasell Industries NV Class A	570	47,926
PPG Industries Incorporated	441	49,776
The Mosaic Company	664	18,134
The Sherwin-Williams Company	152	65,468
		869,294

Construction Materials : 0.07%
Martin Marietta Materials Incorporated	117	23,538
Vulcan Materials Company	246	29,126
		52,664

Containers & Packaging : 0.19%
Avery Dennison Corporation	156	17,628
Ball Corporation	626	36,220
International Paper Company	749	34,656
Packaging Corporation of America	177	17,590
Sealed Air Corporation	291	13,403
WestRock Company	479	18,370
		137,867

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Metals & Mining : 0.14%
Freeport-McMoRan Incorporated	2,718	$35,035
Newmont Mining Corporation	1,003	35,877
Nucor Corporation	570	33,260
		104,172

Real Estate : 1.86%
Equity REITs : 1.82%
Alexandria Real Estate Equities Incorporated	211	30,080
American Tower Corporation	824	162,377
Apartment Investment & Management Company Class A	300	15,087
AvalonBay Communities Incorporated	258	51,788
Boston Properties Incorporated	289	38,691
Crown Castle International Corporation	777	99,456
Digital Realty Trust Incorporated	389	46,291
Duke Realty Corporation	672	20,550
Equinix Incorporated	156	70,693
Equity Residential	692	52,121
Essex Property Trust Incorporated	122	35,287
Extra Space Storage Incorporated	238	24,255
Federal Realty Investment Trust	139	19,161
HCP Incorporated	894	27,982
Host Hotels & Resorts Incorporated	1,392	26,309
Iron Mountain Incorporated	536	19,007
Kimco Realty Corporation	791	14,634
Mid-America Apartment Communities Incorporated	213	23,287
Prologis Incorporated	1,180	84,901
Public Storage Incorporated	279	60,761
Realty Income Corporation	569	41,856
Regency Centers Corporation	314	21,192
SBA Communications Corporation †	209	41,729
Simon Property Group Incorporated	579	105,500
SL Green Realty Corporation	156	14,028
The Macerich Company	198	8,583
UDR Incorporated	515	23,412
Ventas Incorporated	667	42,561
Vornado Realty Trust	324	21,851
Welltower Incorporated	722	56,027
Weyerhaeuser Company	1,396	36,771
		1,336,228

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	584	28,879

Utilities : 2.00%
Electric Utilities : 1.20%
Alliant Energy Corporation	441	20,784
American Electric Power Company Incorporated	923	77,301
Duke Energy Corporation	1,359	122,310
Edison International	610	37,771
Entergy Corporation	353	33,757
Evergy Incorporated	475	27,574
Eversource Energy	592	42,002
Exelon Corporation	1,812	90,836
FirstEnergy Corporation	941	39,155
NextEra Energy Incorporated	894	172,828
Pinnacle West Capital Corporation	209	19,976
PPL Corporation	1,345	42,690
The Southern Company	1,936	100,052
Xcel Energy Incorporated	961	54,018
		881,054

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Gas Utilities : 0.03%
Atmos Energy Corporation	218	$22,437

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation	1,240	22,419
NRG Energy Incorporated	525	22,302
		44,721

Multi-Utilities : 0.66%
Ameren Corporation	456	33,539
CenterPoint Energy Incorporated	936	28,735
CMS Energy Corporation	530	29,436
Consolidated Edison Incorporated	600	50,886
Dominion Energy Incorporated	1,497	114,760
DTE Energy Company	339	42,287
NiSource Incorporated	697	19,976
Public Service Enterprise Group Incorporated	945	56,142
Sempra Energy	511	64,314
WEC Energy Group Incorporated	590	46,657
		486,732

Water Utilities : 0.05%
American Water Works Company Incorporated	337	35,136

Total Common Stocks (Cost $22,610,563)		44,072,427

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 37.30%
U.S. Treasury Bond	2.13%	9-30-2024	$118,000	117,138
U.S. Treasury Bond	2.13	11-30-2024	119,000	118,061
U.S. Treasury Bond	2.25	8-15-2046	165,000	147,482
U.S. Treasury Bond	2.50	2-15-2045	182,000	172,104
U.S. Treasury Bond	2.50	2-15-2046	164,000	154,589
U.S. Treasury Bond	2.50	5-15-2046	163,000	153,564
U.S. Treasury Bond	2.75	8-15-2042	126,000	125,724
U.S. Treasury Bond	2.75	11-15-2042	126,000	125,641
U.S. Treasury Bond	2.75	8-15-2047	160,000	158,100
U.S. Treasury Bond	2.75	11-15-2047	161,000	159,063
U.S. Treasury Bond	2.88	5-15-2028	270,000	280,726
U.S. Treasury Bond	2.88	5-15-2043	182,000	185,178
U.S. Treasury Bond	2.88	8-15-2045	174,000	176,726
U.S. Treasury Bond	2.88	11-15-2046	163,000	165,394
U.S. Treasury Bond	3.00	5-15-2042	84,000	87,567
U.S. Treasury Bond	3.00	11-15-2044	178,000	184,988
U.S. Treasury Bond	3.00	5-15-2045	183,000	190,263
U.S. Treasury Bond	3.00	11-15-2045	175,000	182,041
U.S. Treasury Bond	3.00	2-15-2047	164,000	170,579
U.S. Treasury Bond	3.00	5-15-2047	162,000	168,271
U.S. Treasury Bond	3.00	2-15-2048	174,000	180,464
U.S. Treasury Bond	3.00	8-15-2048	127,000	131,772
U.S. Treasury Bond	3.13	11-15-2041	66,000	70,349
U.S. Treasury Bond	3.13	2-15-2042	87,000	92,652
U.S. Treasury Bond	3.13	2-15-2043	129,000	136,957
U.S. Treasury Bond	3.13	8-15-2044	181,000	192,291
U.S. Treasury Bond	3.13	5-15-2048	175,000	185,999
U.S. Treasury Bond	3.38	5-15-2044	187,000	207,117
U.S. Treasury Bond	3.50	2-15-2039	61,000	69,240
U.S. Treasury Bond	3.63	8-15-2043	156,000	179,625
U.S. Treasury Bond	3.63	2-15-2044	218,000	251,305
U.S. Treasury Bond	3.75	8-15-2041	68,000	79,727
U.S. Treasury Bond	3.75	11-15-2043	187,000	219,688

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.88%	8-15-2040	$71,000	$84,723
U.S. Treasury Bond	4.25	5-15-2039	57,000	71,401
U.S. Treasury Bond	4.25	11-15-2040	74,000	92,873
U.S. Treasury Bond	4.38	2-15-2038	32,000	40,550
U.S. Treasury Bond	4.38	11-15-2039	57,000	72,561
U.S. Treasury Bond	4.38	5-15-2040	83,000	105,793
U.S. Treasury Bond	4.38	5-15-2041	65,000	83,060
U.S. Treasury Bond	4.50	2-15-2036	70,000	88,766
U.S. Treasury Bond	4.50	5-15-2038	36,000	46,370
U.S. Treasury Bond	4.50	8-15-2039	59,000	76,322
U.S. Treasury Bond	4.63	2-15-2040	102,000	134,162
U.S. Treasury Bond	4.75	2-15-2037	24,000	31,538
U.S. Treasury Bond	4.75	2-15-2041	88,000	117,937
U.S. Treasury Bond	5.00	5-15-2037	29,000	39,258
U.S. Treasury Bond	5.25	11-15-2028	45,000	55,923
U.S. Treasury Bond	5.25	2-15-2029	33,000	41,196
U.S. Treasury Bond	5.38	2-15-2031	70,000	91,077
U.S. Treasury Bond	5.50	8-15-2028	35,000	44,073
U.S. Treasury Bond	6.13	11-15-2027	49,000	63,235
U.S. Treasury Bond	6.13	8-15-2029	25,000	33,483
U.S. Treasury Bond	6.25	5-15-2030	45,000	61,668
U.S. Treasury Bond	6.38	8-15-2027	21,000	27,359
U.S. Treasury Bond	6.88	8-15-2025	21,000	26,659
U.S. Treasury Note	1.13	2-28-2021	142,000	138,905
U.S. Treasury Note	1.13	6-30-2021	142,000	138,578
U.S. Treasury Note	1.13	7-31-2021	153,000	149,085
U.S. Treasury Note	1.13	8-31-2021	153,000	148,966
U.S. Treasury Note	1.13	9-30-2021	152,000	147,974
U.S. Treasury Note	1.25	3-31-2021	145,000	142,151
U.S. Treasury Note	1.25	10-31-2021	151,000	147,243
U.S. Treasury Note	1.25	7-31-2023	125,000	119,951
U.S. Treasury Note	1.38	5-31-2020	106,000	104,770
U.S. Treasury Note	1.38	8-31-2020	146,000	143,970
U.S. Treasury Note	1.38	9-15-2020	102,000	100,609
U.S. Treasury Note	1.38	9-30-2020	147,000	144,881
U.S. Treasury Note	1.38	10-31-2020	232,000	228,520
U.S. Treasury Note	1.38	1-31-2021	147,000	144,548
U.S. Treasury Note	1.38	4-30-2021	144,000	141,390
U.S. Treasury Note	1.38	5-31-2021	144,000	141,306
U.S. Treasury Note	1.38	6-30-2023	126,000	121,644
U.S. Treasury Note	1.38	8-31-2023	124,000	119,558
U.S. Treasury Note	1.38	9-30-2023	90,000	86,699
U.S. Treasury Note	1.50	5-31-2020	148,000	146,491
U.S. Treasury Note	1.50	6-15-2020	107,000	105,863
U.S. Treasury Note	1.50	7-15-2020	107,000	105,826
U.S. Treasury Note	1.50	8-15-2020	107,000	105,734
U.S. Treasury Note	1.50	1-31-2022	128,000	125,430
U.S. Treasury Note	1.50	2-28-2023	126,000	122,589
U.S. Treasury Note	1.50	3-31-2023	126,000	122,505
U.S. Treasury Note	1.50	8-15-2026	102,000	96,259
U.S. Treasury Note	1.63	6-30-2020	148,000	146,613
U.S. Treasury Note	1.63	7-31-2020	148,000	146,532
U.S. Treasury Note	1.63	10-15-2020	102,000	100,896
U.S. Treasury Note	1.63	11-30-2020	155,000	153,226
U.S. Treasury Note	1.63	8-15-2022	117,000	114,719
U.S. Treasury Note	1.63	8-31-2022	151,000	148,015
U.S. Treasury Note	1.63	11-15-2022	150,000	146,900
U.S. Treasury Note	1.63	4-30-2023	128,000	124,980
U.S. Treasury Note	1.63	5-31-2023	128,000	124,920
U.S. Treasury Note	1.63	10-31-2023	90,000	87,634
U.S. Treasury Note	1.63	2-15-2026	102,000	97,518
U.S. Treasury Note	1.63	5-15-2026	105,000	100,209
U.S. Treasury Note	1.75	10-31-2020	148,000	146,636
U.S. Treasury Note	1.75	11-15-2020	102,000	101,060
U.S. Treasury Note	1.75	12-31-2020	148,000	146,566
U.S. Treasury Note	1.75	11-30-2021	134,000	132,315
U.S. Treasury Note	1.75	2-28-2022	129,000	127,262

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	3-31-2022	$128,000	$126,255
U.S. Treasury Note	1.75	4-30-2022	126,000	124,213
U.S. Treasury Note	1.75	5-15-2022	111,000	109,417
U.S. Treasury Note	1.75	5-31-2022	149,000	146,852
U.S. Treasury Note	1.75	6-30-2022	149,000	146,806
U.S. Treasury Note	1.75	9-30-2022	144,000	141,699
U.S. Treasury Note	1.75	1-31-2023	129,000	126,748
U.S. Treasury Note	1.75	5-15-2023	226,000	221,736
U.S. Treasury Note	1.88	6-30-2020	86,000	85,459
U.S. Treasury Note	1.88	12-15-2020	100,000	99,258
U.S. Treasury Note	1.88	11-30-2021	128,000	126,785
U.S. Treasury Note	1.88	1-31-2022	157,000	155,461
U.S. Treasury Note	1.88	2-28-2022	153,000	151,476
U.S. Treasury Note	1.88	3-31-2022	153,000	151,524
U.S. Treasury Note	1.88	4-30-2022	153,000	151,398
U.S. Treasury Note	1.88	5-31-2022	128,000	126,640
U.S. Treasury Note	1.88	7-31-2022	149,000	147,312
U.S. Treasury Note	1.88	8-31-2022	142,000	140,358
U.S. Treasury Note	1.88	9-30-2022	144,000	142,341
U.S. Treasury Note	1.88	10-31-2022	143,000	141,285
U.S. Treasury Note	1.88	8-31-2024	125,000	122,563
U.S. Treasury Note	2.00	7-31-2020	101,000	100,515
U.S. Treasury Note	2.00	9-30-2020	106,000	105,449
U.S. Treasury Note	2.00	11-30-2020	122,000	121,338
U.S. Treasury Note	2.00	1-15-2021	100,000	99,465
U.S. Treasury Note	2.00	2-28-2021	105,000	104,422
U.S. Treasury Note	2.00	5-31-2021	146,000	145,167
U.S. Treasury Note	2.00	8-31-2021	127,000	126,241
U.S. Treasury Note	2.00	10-31-2021	126,000	125,237
U.S. Treasury Note	2.00	11-15-2021	178,000	176,957
U.S. Treasury Note	2.00	12-31-2021	155,000	154,104
U.S. Treasury Note	2.00	2-15-2022	133,000	132,200
U.S. Treasury Note	2.00	7-31-2022	144,000	142,971
U.S. Treasury Note	2.00	10-31-2022	143,000	141,905
U.S. Treasury Note	2.00	11-30-2022	129,000	127,992
U.S. Treasury Note	2.00	2-15-2023	220,000	218,161
U.S. Treasury Note	2.00	4-30-2024	123,000	121,554
U.S. Treasury Note	2.00	5-31-2024	123,000	121,525
U.S. Treasury Note	2.00	6-30-2024	123,000	121,458
U.S. Treasury Note	2.00	2-15-2025	289,000	284,405
U.S. Treasury Note	2.00	8-15-2025	220,000	216,055
U.S. Treasury Note	2.00	11-15-2026	170,000	165,976
U.S. Treasury Note	2.13	8-31-2020	138,000	137,563
U.S. Treasury Note	2.13	1-31-2021	132,000	131,577
U.S. Treasury Note	2.13	6-30-2021	142,000	141,567
U.S. Treasury Note	2.13	8-15-2021	178,000	177,451
U.S. Treasury Note	2.13	9-30-2021	128,000	127,610
U.S. Treasury Note	2.13	12-31-2021	126,000	125,636
U.S. Treasury Note	2.13	6-30-2022	126,000	125,616
U.S. Treasury Note	2.13	12-31-2022	129,000	128,526
U.S. Treasury Note	2.13	11-30-2023	110,000	109,454
U.S. Treasury Note	2.13	2-29-2024	128,000	127,305
U.S. Treasury Note	2.13	3-31-2024	127,000	126,355
U.S. Treasury Note	2.13	7-31-2024	123,000	122,178
U.S. Treasury Note	2.13	5-15-2025	234,000	231,669
U.S. Treasury Note	2.25	2-15-2021	109,000	108,902
U.S. Treasury Note	2.25	3-31-2021	135,000	134,958
U.S. Treasury Note	2.25	4-30-2021	142,000	141,928
U.S. Treasury Note	2.25	7-31-2021	120,000	119,967
U.S. Treasury Note	2.25	12-31-2023	127,000	127,055
U.S. Treasury Note	2.25	1-31-2024	127,000	127,055
U.S. Treasury Note	2.25	10-31-2024	121,000	120,868
U.S. Treasury Note	2.25	11-15-2024	290,000	289,558
U.S. Treasury Note	2.25	12-31-2024	118,000	117,839
U.S. Treasury Note	2.25	11-15-2025	219,000	218,119
U.S. Treasury Note	2.25	2-15-2027	196,000	194,630
U.S. Treasury Note	2.25	8-15-2027	101,000	100,120
U.S. Treasury Note	2.25	11-15-2027	99,000	98,037
U.S. Treasury Note	2.38	12-31-2020	123,000	123,120

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	1-31-2023	$144,000	$144,799
U.S. Treasury Note	2.38	8-15-2024	289,000	290,592
U.S. Treasury Note	2.38	5-15-2027	283,000	283,531
U.S. Treasury Note	2.50	8-15-2023	190,000	192,130
U.S. Treasury Note	2.50	5-15-2024	281,000	284,359
U.S. Treasury Note	2.50	1-31-2025	116,000	117,387
U.S. Treasury Note	2.63	8-15-2020	142,000	142,488
U.S. Treasury Note	2.63	11-15-2020	230,000	231,042
U.S. Treasury Note	2.63	2-28-2023	146,000	148,173
U.S. Treasury Note	2.63	6-30-2023	139,000	141,226
U.S. Treasury Note	2.63	3-31-2025	114,000	116,151
U.S. Treasury Note	2.75	5-31-2023	141,000	143,908
U.S. Treasury Note	2.75	7-31-2023	142,000	145,034
U.S. Treasury Note	2.75	8-31-2023	145,000	148,166
U.S. Treasury Note	2.75	11-15-2023	251,000	256,598
U.S. Treasury Note	2.75	2-15-2024	217,000	222,086
U.S. Treasury Note	2.75	2-28-2025	121,000	124,110
U.S. Treasury Note	2.75	6-30-2025	119,000	122,124
U.S. Treasury Note	2.75	8-31-2025	122,000	125,226
U.S. Treasury Note	2.75	2-15-2028	189,000	194,567
U.S. Treasury Note	2.88	9-30-2023	148,000	152,030
U.S. Treasury Note	2.88	4-30-2025	114,000	117,776
U.S. Treasury Note	2.88	5-31-2025	117,000	120,871
U.S. Treasury Note	2.88	7-31-2025	118,000	121,983
U.S. Treasury Note	2.88	8-15-2028	190,000	197,615
U.S. Treasury Note	3.00	9-30-2025	121,000	126,067
U.S. Treasury Note	3.13	5-15-2021	155,000	157,676
U.S. Treasury Note	3.63	2-15-2021	199,000	203,804
U.S. Treasury Note	6.00	2-15-2026	42,000	51,765
U.S. Treasury Note	6.25	8-15-2023	35,000	40,806
U.S. Treasury Note	6.50	11-15-2026	28,000	36,086
U.S. Treasury Note	6.63	2-15-2027	18,000	23,516
U.S. Treasury Note	6.75	8-15-2026	21,000	27,254
U.S. Treasury Note	7.13	2-15-2023	24,000	28,327
U.S. Treasury Note	7.25	8-15-2022	24,000	27,875
U.S. Treasury Note	7.50	11-15-2024	22,000	28,016
U.S. Treasury Note	7.63	11-15-2022	12,000	14,237
U.S. Treasury Note	7.63	2-15-2025	20,000	25,829
U.S. Treasury Note	7.88	2-15-2021	15,000	16,520
U.S. Treasury Note	8.00	11-15-2021	48,000	54,949
U.S. Treasury Note	8.13	5-15-2021	17,000	19,033
U.S. Treasury Note	8.13	8-15-2021	15,000	17,008
U.S. Treasury Note	8.75	8-15-2020	27,000	29,303
Total U.S. Treasury Securities (Cost $27,186,794)				27,423,207

	Yield		Shares
Short-Term Investments : 2.79%
Investment Companies : 2.61%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.38		1,915,655	1,915,655

			Principal
U.S. Treasury Securities : 0.18%
U.S. Treasury Bill #(z)	1.19	4-2-2019	$63,000	62,996
U.S. Treasury Bill #(z)	2.28	4-23-2019	70,000	69,897
				132,893

Total Short-Term Investments (Cost $2,048,549)				2,048,548

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

		Value
Total investments in securities (Cost $51,845,906)	100.03%	$73,544,182
Other assets and liabilities, net	(0.03)	(19,606)

Total net assets	100.00%	$73,524,576

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CBOE VIX Future Index	9	5-22-2019	$144,032	$146,925	$2,893	$0
S&P 500 E-Mini Index	2	6-21-2019	280,837	283,780	2,943	0
5-Year U.S. Treasury Notes	15	6-28-2019	1,720,326	1,737,422	17,096	0
Short
S&P 500 E-Mini Index	(12)	6-21-2019	(1,685,928)	(1,702,680)	0	(16,752)

					$22,932	$(16,752)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	8,176	44	526	7,694	$371,774	0.51%
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,208,555	3,362,740	2,655,640	1,915,655	1,915,655	2.61

					$2,287,429	3.12%

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$4,450,149	$0	$0	$4,450,149
Consumer discretionary	4,463,043	0	0	4,463,043
Consumer staples	3,231,738	0	0	3,231,738
Energy	2,392,259	0	0	2,392,259
Financials	5,612,588	0	0	5,612,588
Health care	6,418,529	0	0	6,418,529
Industrials	4,178,602	0	0	4,178,602
Information technology	9,326,335	0	0	9,326,335
Materials	1,163,997	0	0	1,163,997
Real estate	1,365,107	0	0	1,365,107
Utilities	1,470,080	0	0	1,470,080
U.S. Treasury securities	27,423,207	0	0	27,423,207
Short-term investments
Investment companies	1,915,655	0	0	1,915,655
U.S. Treasury securities	132,893	0	0	132,893

	73,544,182	0	0	73,544,182
Futures contracts	22,932	0	0	22,932

Total assets	$73,567,114	$0	$0	$73,567,114

Liabilities
Future contracts	$16,752	$0	$0	$16,752

Total liabilities	$16,752	$0	$0	$16,752

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.27%
Australia : 0.29%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	47,874	$244,749

Brazil : 1.75%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	125,968	1,459,969

Canada : 4.56%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †	129,900	1,530,980
Lundin Mining Corporation (Materials, Metals & Mining)	488,351	2,265,706
		3,796,686

China : 4.16%
China Everbright Limited (Financials, Capital Markets)	1,034,000	2,049,572
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	241,500	2,461,162
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	80,443	1,684,476
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	815,200	1,775,797
		7,971,007

France : 4.76%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	59,179	2,144,869
Orange SA (Communication Services, Diversified Telecommunication Services)	111,929	1,820,568
		3,965,437

Germany : 8.15%
Metro AG (Consumer Staples, Food & Staples Retailing)	73,077	1,212,398
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,618	1,329,721
Rheinmetall AG (Industrials, Industrial Conglomerates)	19,376	2,018,750
SAP SE (Information Technology, Software)	12,666	1,463,433
Siemens AG (Industrials, Industrial Conglomerates)	7,109	765,076
		6,789,378

Hong Kong : 7.29%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	1,358,000	1,556,953

Ireland : 1.43%
Greencore Group plc (Consumer Staples, Food Products) «	454,034	1,194,540

Israel : 1.91%
Check Point Software Technologies Limited (Information Technology, Software) †	12,571	1,590,106

Italy : 5.61%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	135,403	2,392,849
Prysmian SpA (Industrials, Electrical Equipment)	120,426	2,278,257
		4,671,106

Japan : 11.83%
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,800	871,226
Daiwa Securities Group Incorporated (Financials, Capital Markets)	462,000	2,246,847
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	77,600	2,510,115
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	312,000	1,548,317
Nomura Holdings Incorporated (Financials, Capital Markets)	231,100	834,487
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	45,200	1,843,808
		9,854,800

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT International Equity Fund

Security name		Shares	Value
Malaysia : 1.62%
CIMB Group Holdings Bhd (Financials, Banks)		1,068,884	$1,348,378

Netherlands : 8.27%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)		63,914	2,603,624
NN Group NV (Financials, Insurance)		55,153	2,290,968
OCI NV (Materials, Chemicals) †		72,424	1,990,420
			6,885,012

Norway : 2.48%
Den Norske Bank ASA (Financials, Banks)		112,019	2,062,460

Russia : 2.19%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)		241,099	1,822,708

Singapore : 2.25%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)		407,600	1,870,704

South Africa : 2.41%
Sasol Limited (Materials, Chemicals)		64,229	2,003,157

South Korea : 2.76%
Hana Financial Group Incorporated (Financials, Banks)		16,973	544,284
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A		502	492,462
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)		5,705	1,264,036
			2,300,782

Switzerland : 5.04%
LafargeHolcim Limited (Materials, Construction Materials)		35,311	1,744,362
Novartis AG (Health Care, Pharmaceuticals)		20,627	1,984,086
Zurich Insurance Group AG (Financials, Insurance)		1,427	472,347
			4,200,795

Thailand : 0.95%
Siam Commercial Bank plc (Financials, Banks)		191,100	794,870

United Kingdom : 16.56%
Babcock International Group plc (Industrials, Commercial Services & Supplies)		34,972	224,786
BP plc (Energy, Oil, Gas & Consumable Fuels)		372,815	2,711,924
Fresnillo plc (Materials, Metals & Mining)		114,206	1,295,294
John Wood Group plc (Energy, Energy Equipment & Services)		314,419	2,077,879
Kingfisher plc (Consumer Discretionary, Specialty Retail)		334,656	1,023,429
Man Group plc (Financials, Capital Markets)		836,979	1,480,387
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †		47,551	2,140,746
Smiths Group plc (Industrials, Industrial Conglomerates)		125,018	2,336,605
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)		274,044	498,986
			13,790,036

Total Common Stocks (Cost $83,526,340)			80,173,633

	Yield
Short-Term Investments : 1.07%
Investment Companies : 1.07%
Securities Lending Cash Investments LLC (l)(r)(u)	2.55%	1,940	1,940
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.35	884,651	884,651
Total Short-Term Investments (Cost $886,591)			886,591

2

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $84,412,931)	97.34%	$81,060,224
Other assets and liabilities, net	2.66	2,216,467

Total net assets	100.00%	$83,276,691

†	Non-income-earning security.
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
EUR	Euro
GBP	Great British pound
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
3,635,048 USD	3,180,000 EUR	Goldman Sachs	6-6-2019	$48,360	$0
1,412,000 GBP	1,861,345 USD	Morgan Stanley	6-6-2019	0	(16,359)
5,683,202 USD	4,281,000 GBP	Morgan Stanley	6-6-2019	89,446	0

				$137,806	$(16,359)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,226,041	3,113,961	5,338,062	1,940	$1,940
Wells Fargo Government Money Market Fund Select Class	1,610,597	7,214,754	7,940,700	884,651	884,651

					$886,591	1.07%

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$244,749	$0	$0	$244,749
Brazil	1,459,969	0	0	1,459,969
Canada	3,796,686	0	0	3,796,686
China	7,971,007	0	0	7,971,007
France	3,965,437	0	0	3,965,437
Germany	6,789,378	0	0	6,789,378
Hong Kong	1,556,953	0	0	1,556,953
Ireland	1,194,540	0	0	1,194,540
Israel	1,590,106	0	0	1,590,106
Italy	4,671,106	0	0	4,671,106
Japan	9,854,800	0	0	9,854,800
Malaysia	1,348,378	0	0	1,348,378
Netherlands	6,885,012	0	0	6,885,012
Norway	2,062,460	0	0	2,062,460
Russia	1,822,708	0	0	1,822,708
Singapore	1,870,704	0	0	1,870,704

South Africa	2,003,157	0	0	2,003,157
South Korea	2,300,782	0	0	2,300,782
Switzerland	4,200,795	0	0	4,200,795
Thailand	794,870	0	0	794,870
United Kingdom	13,790,036	0	0	13,790,036
Short-term investments
Investment companies	884,651	1,940	0	886,591

	81,058,284	1,940	0	81,060,224
Forward foreign currency contracts	0	137,806	0	137,806

Total assets	$81,058,284	$139,746	$0	$81,198,030

Liabilities
Forward foreign currency contracts	$0	$16,359	$0	$16,359

Total liabilities	$0	$16,359	$0	$16,359

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 98.03%
Communication Services : 12.04%
Entertainment : 3.77%
Netflix Incorporated †	3,700	$1,319,272
Nintendo Company Limited ADR	27,100	972,077
Take-Two Interactive Software Incorporated †	10,700	1,009,759
		3,301,108

Interactive Media & Services : 8.27%
Alphabet Incorporated Class A †	3,020	3,554,208
Alphabet Incorporated Class C †	989	1,160,404
IAC Corporation †	6,600	1,386,726
Tencent Holdings Limited ADR	25,100	1,154,098
		7,255,436

Consumer Discretionary : 18.90%
Auto Components : 1.48%
Aptiv plc	16,300	1,295,687

Automobiles : 0.99%
Ferrari NV	6,500	869,700

Diversified Consumer Services : 2.56%
Adtalem Global Education Incorporated †	25,200	1,167,264
Bright Horizons Family Solutions Incorporated †	8,500	1,080,435
		2,247,699

Hotels, Restaurants & Leisure : 3.93%
Chipotle Mexican Grill Incorporated †	1,800	1,278,558
Domino’s Pizza Incorporated	3,600	929,160
Vail Resorts Incorporated	5,700	1,238,610
		3,446,328

Internet & Direct Marketing Retail : 8.48%
Alibaba Group Holding Limited ADR †	3,700	675,065
Amazon.com Incorporated †	2,970	5,288,828
MercadoLibre Incorporated †	2,900	1,472,417
		7,436,310

Specialty Retail : 1.46%
The Home Depot Incorporated	6,700	1,285,663

Financials : 3.95%
Capital Markets : 2.82%
Intercontinental Exchange Incorporated	18,300	1,393,362
Raymond James Financial Incorporated	13,406	1,077,976
		2,471,338

Consumer Finance : 1.13%
SLM Corporation	100,300	993,973

Health Care : 12.74%
Biotechnology : 1.12%
Exact Sciences Corporation †	8,700	753,594
Sarepta Therapeutics Incorporated †	1,900	226,461
		980,055

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 5.25%
Align Technology Incorporated †	3,700	$1,052,021
Boston Scientific Corporation †	34,500	1,324,110
Edwards Lifesciences Corporation †	6,100	1,167,113
Medtronic plc	11,700	1,065,636
		4,608,880

Health Care Providers & Services : 4.20%
UnitedHealth Group Incorporated	12,700	3,140,202
WellCare Health Plans Incorporated †	2,000	539,500
		3,679,702

Life Sciences Tools & Services : 0.99%
Illumina Incorporated †	2,800	869,932

Pharmaceuticals : 1.18%
Elanco Animal Health Incorporated †	32,298	1,035,797
Eli Lilly & Company	1	130
		1,035,927

Industrials : 9.96%
Aerospace & Defense : 1.24%
Teledyne Technologies Incorporated †	4,600	1,090,246

Commercial Services & Supplies : 3.88%
Cintas Corporation	5,900	1,192,449
Waste Connections Incorporated	24,946	2,209,966
		3,402,415

Electrical Equipment : 1.38%
Rockwell Automation Incorporated	6,900	1,210,674

Road & Rail : 2.47%
Lyft Incorporated Class A †	1,769	138,495
Union Pacific Corporation	12,100	2,023,120
		2,161,615

Trading Companies & Distributors : 0.99%
Univar Incorporated †	39,212	868,938

Information Technology : 35.93%
Communications Equipment : 1.91%
Motorola Solutions Incorporated	11,900	1,670,998

Electronic Equipment, Instruments & Components : 2.04%
Littelfuse Incorporated	3,500	638,680
Zebra Technologies Corporation Class A †	5,500	1,152,415
		1,791,095

IT Services : 18.78%
Black Knight Incorporated †	26,700	1,455,150
EPAM Systems Incorporated †	10,315	1,744,576
Euronet Worldwide Incorporated †	9,300	1,326,087
First Data Corporation Class A †	53,600	1,408,072

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name			Shares	Value
IT Services (continued)
Gartner Incorporated †			6,500	$985,920
PayPal Holdings Incorporated †			17,000	1,765,280
Shopify Incorporated Class A †			4,700	971,114
Total System Services Incorporated			14,700	1,396,647
Visa Incorporated Class A			24,744	3,864,765
WEX Incorporated †			8,112	1,557,423
				16,475,034

Semiconductors & Semiconductor Equipment : 0.64%
Infineon Technologies AG ADR			28,200	559,347

Software : 12.56%
Autodesk Incorporated †			6,600	1,028,412
DocuSign Incorporated †			12,300	637,632
Microsoft Corporation			54,000	6,368,760
Salesforce.com Incorporated †			9,700	1,536,189
ServiceNow Incorporated †			5,850	1,441,967
				11,012,960

Materials : 3.92%
Chemicals : 2.83%
Ingevity Corporation †			9,600	1,013,856
The Sherwin-Williams Company			3,400	1,464,414
				2,478,270

Construction Materials : 1.09%
Vulcan Materials Company			8,100	959,040

Real Estate : 0.59%
Equity REITs : 0.59%
SBA Communications Corporation †			2,600	519,114

Total Common Stocks (Cost $53,429,611)				85,977,484

Yield
Short-Term Investments : 1.37%
Investment Companies : 1.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.38%	1,205,983	1,205,983

Total Short-Term Investments (Cost $1,205,983)				1,205,983

Total investments in securities (Cost $54,635,594)	99.40%			87,183,467
Other assets and liabilities, net	0.60			524,841

Total net assets	100.00%			$87,708,308

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	1,407,101	1,216,253	2,623,354	0	$0
Wells Fargo Government Money Market Fund Select Class	535,572	7,125,101	6,454,690	1,205,983	1,205,983

					$1,205,983	1.37%

*	No longer held at end of period.

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,556,544	$0	$0	$10,556,544
Consumer discretionary	16,581,387	0	0	16,581,387
Financials	3,465,311	0	0	3,465,311
Health care	11,174,496	0	0	11,174,496
Industrials	8,733,888	0	0	8,733,888
Information technology	31,509,434	0	0	31,509,434
Materials	3,437,310	0	0	3,437,310
Real estate	519,114	0	0	519,114
Short-term investments
Investment companies	1,205,983	0	0	1,205,983

Total assets	$87,183,467	$0	$0	$87,183,467

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.77%
Communication Services : 7.88%
Interactive Media & Services : 5.89%
Alphabet Incorporated Class C †	6,003	$7,043,380
Facebook Incorporated Class A †	21,796	3,633,175
		10,676,555

Media : 1.99%
Comcast Corporation Class A	90,300	3,610,194

Consumer Discretionary : 8.53%
Automobiles : 2.17%
General Motors Company	106,068	3,935,123

Hotels, Restaurants & Leisure : 2.06%
Starbucks Corporation	50,226	3,733,801

Internet & Direct Marketing Retail : 2.12%
Amazon.com Incorporated †	2,163	3,851,762

Multiline Retail : 1.51%
Dollar General Corporation	22,958	2,738,889

Specialty Retail : 0.67%
L Brands Incorporated	43,754	1,206,735

Consumer Staples : 2.85%
Beverages : 1.21%
Molson Coors Brewing Company Class B	36,924	2,202,517

Household Products : 1.64%
Church & Dwight Company Incorporated	41,631	2,965,376

Energy : 6.70%
Oil, Gas & Consumable Fuels : 6.70%
Anadarko Petroleum Corporation	42,006	1,910,433
BP plc	49,121	2,147,570
Concho Resources Incorporated †	19,298	2,141,306
EOG Resources Incorporated	40,291	3,834,897
Noble Energy Incorporated	85,043	2,103,113
		12,137,319

Financials : 16.59%
Banks : 5.29%
Pinnacle Financial Partners Incorporated	49,614	2,713,885
PNC Financial Services Group Incorporated	30,035	3,684,093
Webster Financial Corporation	62,875	3,185,876
		9,583,854

Capital Markets : 6.11%
E*TRADE Financial Corporation	94,619	4,393,160
Intercontinental Exchange Incorporated	46,323	3,527,033
S&P Global Incorporated	14,989	3,155,934
		11,076,127

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Insurance : 5.19%
Chubb Limited	24,317	$3,406,325
Marsh & McLennan Companies Incorporated	30,141	2,830,240
Willis Towers Watson plc	18,069	3,173,820
		9,410,385

Health Care : 18.09%
Biotechnology : 2.28%
Alexion Pharmaceuticals Incorporated †	10,847	1,466,297
Celgene Corporation †	28,178	2,658,313
		4,124,610

Health Care Equipment & Supplies : 5.75%
LivaNova plc †	55,063	5,354,877
Medtronic plc	31,002	2,823,662
Zimmer Biomet Holdings Incorporated	17,625	2,250,713
		10,429,252

Health Care Providers & Services : 1.12%
Cigna Corporation	12,612	2,028,262

Life Sciences Tools & Services : 5.29%
Agilent Technologies Incorporated	34,316	2,758,320
Bio-Rad Laboratories Incorporated Class A †	11,943	3,650,736
Thermo Fisher Scientific Incorporated	11,636	3,185,006
		9,594,062

Pharmaceuticals : 3.65%
Mylan NV †	70,636	2,001,824
Novartis AG ADR	48,034	4,617,989
		6,619,813

Industrials : 11.40%
Aerospace & Defense : 4.23%
Airbus SE	35,567	4,703,891
Safran SA	21,577	2,958,940
		7,662,831

Airlines : 1.75%
Alaska Air Group Incorporated	24,482	1,373,930
Delta Air Lines Incorporated	34,830	1,798,970
		3,172,900

Building Products : 1.47%
Fortune Brands Home & Security Incorporated	56,061	2,669,064

Commercial Services & Supplies : 1.34%
Republic Services Incorporated	30,229	2,429,807

Machinery : 2.61%
Gardner Denver Holdings Incorporated †	86,400	2,402,784
ITT Incorporated	39,962	2,317,796
		4,720,580

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name			Shares	Value
Information Technology : 18.14%
Electronic Equipment, Instruments & Components : 1.69%
Amphenol Corporation Class A			32,457	$3,065,239

IT Services : 4.46%
Fidelity National Information Services Incorporated			25,303	2,861,769
MasterCard Incorporated Class A			22,149	5,214,982
				8,076,751

Semiconductors & Semiconductor Equipment : 3.67%
Marvell Technology Group Limited			136,356	2,712,121
Texas Instruments Incorporated			37,210	3,946,865
				6,658,986

Software : 6.31%
Oracle Corporation			69,555	3,735,799
Proofpoint Incorporated †			14,939	1,814,043
Salesforce.com Incorporated †			37,193	5,890,255
				11,440,097

Technology Hardware, Storage & Peripherals : 2.01%
Apple Incorporated			19,127	3,633,174

Materials : 4.14%
Chemicals : 1.84%
The Sherwin-Williams Company			7,742	3,334,557

Metals & Mining : 2.30%
Royal Gold Incorporated			20,277	1,843,788
Steel Dynamics Incorporated			66,028	2,328,808
				4,172,596

Real Estate : 3.45%
Equity REITs : 3.45%
American Tower Corporation			15,851	3,123,598
Equinix Incorporated			6,904	3,128,617
				6,252,215

Total Common Stocks (Cost $137,179,077)				177,213,433

		Yield
Short-Term Investments : 2.25%
Investment Companies : 2.25%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.38%	4,082,069	4,082,069

Total Short-Term Investments (Cost $4,082,069)				4,082,069

Total investments in securities (Cost $141,261,146)	100.02%			181,295,502
Other assets and liabilities, net	(0.02)			(37,005)

Total net assets	100.00%			$181,258,497

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,621,241	8,004,479	6,543,651	4,082,069	$4,082,069

					$4,082,069	2.25%

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$14,286,749	$0	$0	$14,286,749
Consumer discretionary	15,466,310	0	0	15,466,310
Consumer staples	5,167,893	0	0	5,167,893
Energy	12,137,319	0	0	12,137,319
Financials	30,070,366	0	0	30,070,366
Health care	32,795,999	0	0	32,795,999
Industrials	20,655,182	0	0	20,655,182
Information technology	32,874,247	0	0	32,874,247
Materials	7,507,153	0	0	7,507,153
Real estate	6,252,215	0	0	6,252,215
Short-term investments
Investment companies	4,082,069	0	0	4,082,069

Total assets	$181,295,502	$0	$0	$181,295,502

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.16%
Communication Services : 0.79%
Interactive Media & Services : 0.17%
Eventbrite Incorporated Class A «†	26,485	$507,717

Media : 0.62%
Nexstar Media Group Incorporated Class A	17,400	1,885,638

Consumer Discretionary : 13.62%
Auto Components : 0.62%
Fox Factory Holding Corporation †	26,800	1,873,052

Diversified Consumer Services : 2.30%
Chegg Incorporated †	132,186	5,038,930
Grand Canyon Education Incorporated †	16,720	1,914,607
		6,953,537

Hotels, Restaurants & Leisure : 4.58%
Eldorado Resorts Incorporated †	45,600	2,129,064
Planet Fitness Incorporated Class A †	99,920	6,866,502
Wingstop Incorporated	63,789	4,849,878
		13,845,444

Internet & Direct Marketing Retail : 0.29%
Farfetch Limited Class A †	33,062	889,698

Leisure Products : 1.25%
Mastercraft Boat Holdings Incorporated †	71,282	1,608,835
Yeti Holdings Incorporated «†	72,316	2,187,559
		3,796,394

Multiline Retail : 1.90%
Ollie’s Bargain Outlet Holdings Incorporated †	67,510	5,760,628

Specialty Retail : 2.68%
Five Below Incorporated †	19,008	2,361,744
Lithia Motors Incorporated Class A	34,230	3,174,833
National Vision Holdings Incorporated †	44,136	1,387,194
Restoration Hardware Incorporated «†	11,400	1,173,630
		8,097,401

Consumer Staples : 2.40%
Food & Staples Retailing : 0.88%
The Chef’s Warehouse Incorporated †	86,000	2,670,300

Food Products : 1.02%
Freshpet Incorporated †	72,601	3,070,296

Personal Products : 0.50%
Inter Parfums Incorporated	20,000	1,517,400

Energy : 1.36%
Energy Equipment & Services : 0.60%
Cactus Incorporated Class A †	51,087	1,818,697

Oil, Gas & Consumable Fuels : 0.76%
Matador Resources Company †	60,363	1,166,817

1

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy Incorporated †	27,400	$1,114,632
		2,281,449

Financials : 7.68%
Capital Markets : 1.89%
Stifel Financial Corporation	108,500	5,724,460

Insurance : 3.71%
Goosehead Insurance Incorporated Class A	26,600	741,608
Kinsale Capital Group Incorporated	120,751	8,279,896
Trupanion Incorporated «†	67,200	2,200,128
		11,221,632

Thrifts & Mortgage Finance : 2.08%
LendingTree Incorporated «†	17,928	6,302,768

Health Care : 22.86%
Biotechnology : 4.01%
Audentes Therapeutics Incorporated †	26,168	1,021,075
CareDx Incorporated †	126,844	3,998,123
Fibrogen Incorporated †	19,000	1,032,650
Heron Therapeutics Incorporated †	56,100	1,371,084
Repligen Corporation †	79,900	4,720,492
		12,143,424

Health Care Equipment & Supplies : 9.51%
Axogen Incorporated †	47,090	991,715
Glaukos Corporation †	30,440	2,385,583
Inogen Incorporated †	29,630	2,825,813
iRhythm Technologies Incorporated †	48,826	3,659,997
Merit Medical Systems Incorporated †	98,700	6,102,621
Neogen Corporation †	15,000	860,850
Neuronetics Incorporated †	64,535	984,159
Orthopediatrics Corporation †	25,811	1,141,621
Shockwave Medical Incorporated †	19,122	640,013
SI-BONE Incorporated †	93,594	1,763,311
STAAR Surgical Company †	56,600	1,935,154
Tactile Systems Technology Class I †	40,157	2,117,077
Tandem Diabetes Care Incorporated †	24,300	1,543,050
Vapotherm Incorporated †	92,206	1,811,848
		28,762,812

Health Care Providers & Services : 3.26%
Amedisys Incorporated †	39,300	4,844,118
BioTelemetry Incorporated †	17,400	1,089,588
HealthEquity Incorporated †	53,025	3,922,790
		9,856,496

Health Care Technology : 3.36%
Tabula Rasa Healthcare Incorporated «†	58,700	3,311,854
Teladoc Incorporated «†	73,346	4,078,038
Vocera Communications Incorporated †	88,030	2,784,389
		10,174,281

Life Sciences Tools & Services : 2.26%
Codexis Incorporated †	332,498	6,826,184

Pharmaceuticals : 0.46%
MyoKardia Incorporated «†	27,000	1,403,730

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2019 (unaudited)

Security name	Shares	Value
Industrials : 16.02%
Aerospace & Defense : 1.95%
Mercury Computer Systems Incorporated †	92,068	$5,899,717

Airlines : 1.66%
SkyWest Incorporated	92,740	5,034,855

Commercial Services & Supplies : 1.26%
Advanced Disposal Services Incorporated †	135,625	3,797,500

Construction & Engineering : 2.42%
Granite Construction Incorporated	27,480	1,185,762
MasTec Incorporated †	127,800	6,147,180
		7,332,942

Electrical Equipment : 0.33%
Bloom Energy Corporation Class A «†	78,076	1,008,742

Machinery : 3.71%
Milacron Holdings Corporation †	190,147	2,152,464
Mueller Water Products Incorporated Class A	104,750	1,051,690
RBC Bearings Incorporated †	16,800	2,136,456
Rexnord Corporation †	233,620	5,873,207
		11,213,817

Professional Services : 4.07%
ASGN Incorporated †	158,081	10,036,563
Korn/Ferry International	50,600	2,265,868
		12,302,431

Trading Companies & Distributors : 0.62%
SiteOne Landscape Supply Incorporated †	32,900	1,880,235

Information Technology : 33.25%
Electronic Equipment, Instruments & Components : 2.82%
nLight Incorporated «†	64,069	1,427,457
Novanta Incorporated †	84,000	7,117,320
		8,544,777

IT Services : 4.57%
Endava plc Sponsored ADR †	53,394	1,468,335
EVO Payments Incorporated Class A †	88,691	2,576,474
InterXion Holding NV †	124,490	8,307,218
Wix.com Limited †	12,200	1,474,126
		13,826,153

Semiconductors & Semiconductor Equipment : 3.48%
Diodes Incorporated †	91,430	3,172,621
Monolithic Power Systems Incorporated	14,890	2,017,446
Semtech Corporation †	68,800	3,502,608
Silicon Laboratories Incorporated †	22,600	1,827,436
		10,520,111

Software : 22.38%
Altair Engineering Incorporated Class A †	94,062	3,462,422
Anaplan Incorporated †	83,398	3,282,545
BlackLine Incorporated †	48,253	2,235,079
Bottomline Technologies (de) Incorporated †	40,785	2,042,921
Cision Limited †	218,840	3,013,427

3

Portfolio of investments — March 31, 2019 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Envestnet Incorporated †			113,311	$7,409,406
Everbridge Incorporated †			20,800	1,560,208
Five9 Incorporated †			130,740	6,906,994
ForeScout Technologies Incorporated †			23,700	993,267
Globant SA †			26,400	1,884,960
Proofpoint Incorporated †			14,780	1,794,735
Q2 Holdings Incorporated †			137,576	9,528,514
Rapid7 Incorporated †			147,478	7,463,862
RealPage Incorporated †			51,100	3,101,259
SailPoint Technologies Holdings Incorporated †			126,669	3,637,934
ShotSpotter Incorporated †			74,316	2,868,598
SPS Commerce Incorporated †			21,782	2,310,199
Talend SA ADR †			83,739	4,234,681
				67,731,011

Materials : 1.18%
Chemicals : 1.18%
Ingevity Corporation †			12,400	1,309,564
PQ Group Holdings Incorporated †			148,980	2,260,027
				3,569,591

Total Common Stocks (Cost $239,739,984)				300,045,320

		Yield
Short-Term Investments : 8.24%
Investment Companies : 8.24%
Securities Lending Cash Investments LLC (l)(r)(u)		2.55%	21,844,623	21,846,807
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.38	3,077,775	3,077,775

Total Short-Term Investments (Cost $24,923,726)				24,924,582

Total investments in securities (Cost $264,663,710)	107.40%			324,969,902
Other assets and liabilities, net	(7.40)			(22,379,670)

Total net assets	100.00%			$302,590,232

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	18,426,160	53,243,667	49,825,204	21,844,623	$21,846,807
Wells Fargo Government Money Market Fund Select Class	2,136,828	30,155,214	29,214,267	3,077,775	3,077,775

					$24,924,582	8.24%

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,393,355	$0	$0	$2,393,355
Consumer discretionary	41,216,154	0	0	41,216,154
Consumer staples	7,257,996	0	0	7,257,996
Energy	4,100,146	0	0	4,100,146
Financials	23,248,860	0	0	23,248,860
Health care	69,166,927	0	0	69,166,927
Industrials	48,470,239	0	0	48,470,239
Information technology	100,622,052	0	0	100,622,052
Materials	3,569,591	0	0	3,569,591
Short-term investments
Investment companies	3,077,775	21,846,807	0	24,924,582

Total assets	$303,123,095	$21,846,807	$0	$324,969,902

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.